UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
12/31/15 (Unaudited)

COMMON STOCKS (94.4%)(a)
			Shares	Value

Aerospace and defense (1.1%)

Airbus Group SE (France)			22,653	$1,521,001

Bombardier, Inc. Class B (Canada)(NON)			550,400	533,017

Embraer SA ADR (Brazil)			39,900	1,178,646

				3,232,664
Airlines (1.8%)

International Consolidated Airlines Group SA (Spain)			355,946	3,176,765

Japan Airlines Co., Ltd. (Japan)			62,100	2,223,892

				5,400,657
Auto components (0.7%)

Toyota Industries Corp. (Japan)			41,100	2,196,462

				2,196,462
Automobiles (3.7%)

Fiat Chrysler Automobiles NV (United Kingdom)(NON)			172,545	2,375,882

Tata Motors, Ltd. (India)(NON)			339,677	1,997,454

Toyota Motor Corp. (Japan)			55,200	3,388,178

Yamaha Motor Co., Ltd. (Japan)			160,800	3,603,331

				11,364,845
Banks (6.4%)

Bank of Ireland (Ireland)(NON)			6,633,516	2,431,175

Credicorp, Ltd. (Peru)			8,700	846,684

Dubai Islamic Bank PJSC (United Arab Emirates)			514,973	861,331

Grupo Financiero Banorte SAB de CV (Mexico)			350,200	1,926,308

ING Groep NV GDR (Netherlands)			139,638	1,879,673

Shinsei Bank, Ltd. (Japan)			1,304,000	2,398,777

Metro Bank PLC (acquired 1/15/14, cost $1,092,323) (Private) (United Kingdom)(F)(RES)(NON)			51,316	1,575,412

Natixis SA (France)			302,892	1,712,092

Permanent TSB Group Holdings PLC (Ireland)(NON)			701,305	3,502,128

Virgin Money Holdings UK PLC (United Kingdom)			404,990	2,270,801

				19,404,381
Beverages (3.9%)

Anheuser-Busch InBev SA/NV (Belgium)			60,272	7,445,100

Molson Coors Brewing Co. Class B			26,600	2,498,272

SABMiller PLC (United Kingdom)			30,637	1,835,145

				11,778,517
Biotechnology (2.0%)

Celgene Corp.(NON)			13,800	1,652,688

China Biologic Products, Inc. (China)(NON)			7,500	1,068,450

Gilead Sciences, Inc.			14,300	1,447,017

Grifols SA ADR (Spain)			59,315	1,921,806

				6,089,961
Building products (1.0%)

LIXIL Group Corp. (Japan)			144,100	3,198,146

				3,198,146
Capital markets (0.9%)

Credit Suisse Group AG (Switzerland)			73,692	1,592,730

KKR & Co. LP			79,800	1,244,082

				2,836,812
Chemicals (2.3%)

Akzo Nobel NV (Netherlands)			38,828	2,593,458

CF Industries Holdings, Inc.			42,500	1,734,425

Dow Chemical Co. (The)			50,800	2,615,184

				6,943,067
Commercial services and supplies (3.3%)

dorma + kaba Holding AG Class B (Switzerland)			4,620	3,134,648

Regus PLC (United Kingdom)			637,182	3,111,916

Sohgo Security Services Co., Ltd. (Japan)			46,500	2,176,096

Tyco International PLC			51,900	1,655,091

				10,077,751
Communications equipment (1.0%)

Alcatel-Lucent (France)(NON)			813,248	3,225,859

				3,225,859
Construction and engineering (0.7%)

Concord New Energy Group, Ltd. (China)			16,940,000	1,008,868

Mota-Engil SGPS SA (Portugal)(S)			471,589	984,547

				1,993,415
Consumer finance (0.5%)

Unifin Financiera SAPI de CV SOFOM ENR (Mexico)(NON)			539,100	1,669,741

				1,669,741
Containers and packaging (0.4%)

Smurfit Kappa Group PLC (Ireland)			51,834	1,322,863

				1,322,863
Diversified financial services (1.5%)

Challenger, Ltd. (Australia)			417,407	2,631,350

Eurazeo SA (France)			26,566	1,828,294

				4,459,644
Diversified telecommunication services (2.8%)

Cellnex Telecom SAU 144A (Spain)			105,334	1,963,893

Com Hem Holding AB (Sweden)			362,363	3,274,868

Telecom Italia SpA RSP (Italy)			3,336,273	3,412,427

				8,651,188
Electrical equipment (0.4%)

Boer Power Holdings, Ltd. (China)(S)			601,000	1,079,311

				1,079,311
Electronic equipment, instruments, and components (0.9%)

Japan Display, Inc. (Japan)(NON)			242,100	699,936

Murata Manufacturing Co., Ltd. (Japan)			14,300	2,052,432

				2,752,368
Energy equipment and services (0.5%)

Ezion Holdings, Ltd. (Singapore)(S)			3,497,280	1,490,146

				1,490,146
Food and staples retail (0.9%)

AIN Holdings, Inc. (Japan)			30,500	1,452,941

X5 Retail Group NV GDR (Russia)(NON)			67,700	1,283,202

				2,736,143
Food products (5.8%)

Associated British Foods PLC (United Kingdom)			92,121	4,534,488

Barry Callebaut AG (Switzerland)			1,766	1,926,049

Kerry Group PLC Class A (Ireland)			60,356	4,994,749

Nestle SA (Switzerland)			22,098	1,637,985

Nomad Foods, Ltd. (United Kingdom)(NON)			105,617	1,246,780

Orkla ASA (Norway)			250,600	1,977,712

WH Group, Ltd. 144A (Hong Kong)(NON)			2,221,451	1,231,265

				17,549,028
Health-care equipment and supplies (0.6%)

Sartorius AG (Preference) (Germany)			6,577	1,717,182

				1,717,182
Hotels, restaurants, and leisure (2.9%)

Accor SA (France)			18,362	792,044

Compass Group PLC (United Kingdom)			321,456	5,563,697

Dalata Hotel Group PLC (Ireland)(NON)			425,221	2,549,637

				8,905,378
Household durables (1.1%)

Skyworth Digital Holdings, Ltd. (China)			1,662,509	1,075,233

Sony Corp. (Japan)			96,100	2,354,295

				3,429,528
Household products (1.1%)

Henkel AG & Co. KGaA (Preference) (Germany)			29,082	3,241,830

				3,241,830
Independent power and renewable electricity producers (0.6%)

China Resources Power Holdings Co., Ltd. (China)			2,849	5,499

Electric Power Development Co., Ltd. (Japan)			49,600	1,765,095

				1,770,594
Insurance (4.7%)

Admiral Group PLC (United Kingdom)			64,169	1,560,802

AIA Group, Ltd. (Hong Kong)			919,400	5,477,379

Prudential PLC (United Kingdom)			239,505	5,362,015

St James's Place PLC (United Kingdom)			139,099	2,051,632

				14,451,828
Internet and catalog retail (1.2%)

Ctrip.com International, Ltd. ADR (China)(NON)(S)			32,600	1,510,358

Delivery Hero Holding GmbH (acquired 6/12/15, cost $1,255,426) (Private) (Germany)(F)(RES)(NON)			163	1,091,079

FabFurnish GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)			5	4

Global Fashion Holding SA (acquired 8/2/13, cost $351,064) (Private) (Brazil)(F)(RES)(NON)			8,287	209,912

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)			5	4

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private) (Brazil)(F)(RES)(NON)			2	2

Rakuten, Inc. (Japan)			80,300	925,392

				3,736,751
Internet software and services (0.9%)

Tencent Holdings, Ltd. (China)			145,300	2,834,519

				2,834,519
IT Services (1.0%)

InterXion Holding NV (Netherlands)(NON)			33,400	1,007,010

Worldpay Group PLC (United Kingdom)(NON)			457,192	2,073,001

				3,080,011
Machinery (0.3%)

EVA Precision Industrial Holdings, Ltd. (China)			4,608,000	814,570

				814,570
Media (5.5%)

ITV PLC (United Kingdom)			756,439	3,082,263

Mediaset SpA (Italy)			427,237	1,769,409

Nippon Television Holdings, Inc. (Japan)			116,700	2,123,826

Numericable-SFR (France)			71,026	2,578,810

Quebecor, Inc. Class B (Canada)			72,400	1,772,720

WPP PLC (United Kingdom)			151,563	3,488,634

Zee Entertainment Enterprises, Ltd. (India)			305,028	2,008,560

				16,824,222
Multi-utilities (1.3%)

Veolia Environnement SA (France)			161,241	3,821,933

				3,821,933
Oil, gas, and consumable fuels (1.7%)

Genel Energy PLC (United Kingdom)(NON)			240,227	595,432

Royal Dutch Shell PLC Class A (United Kingdom)			103,808	2,332,203

Suncor Energy, Inc. (Canada)			90,900	2,346,569

				5,274,204
Personal products (1.1%)

Coty, Inc. Class A			98,700	2,529,681

Shiseido Co., Ltd. (Japan)			47,000	972,577

				3,502,258
Pharmaceuticals (11.8%)

Allergan PLC(NON)			12,000	3,750,000

Astellas Pharma, Inc. (Japan)			324,400	4,607,845

AstraZeneca PLC (United Kingdom)			53,437	3,612,821

Aurobindo Pharma, Ltd. (India)			141,933	1,870,796

Bayer AG (Germany)			8,564	1,074,451

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)(S)			9,972,000	1,382,631

Novartis AG (Switzerland)			96,757	8,270,459

Sanofi (France)			15,715	1,340,894

Shionogi & Co., Ltd. (Japan)			57,500	2,599,501

Shire PLC (United Kingdom)			67,656	4,636,725

UCB SA (Belgium)			32,936	2,964,625

				36,110,748
Real estate investment trusts (REITs) (2.1%)

Hibernia REIT PLC (Ireland)			2,343,456	3,587,541

Japan Hotel REIT Investment Corp (Japan)			3,993	2,951,406

				6,538,947
Real estate management and development (1.3%)

Foxtons Group PLC (United Kingdom)			756,071	2,089,739

Kennedy-Wilson Holdings, Inc.			79,605	1,916,888

				4,006,627
Semiconductors and semiconductor equipment (1.4%)

Silergy Corp. (China)			253,992	2,609,942

SK Hynix, Inc. (South Korea)			58,576	1,512,239

				4,122,181
Software (2.2%)

Mobileye NV (Israel)(NON)(S)			32,700	1,382,556

Nintendo Co., Ltd. (Japan)			16,200	2,230,122

RIB Software AG (Germany)(S)			115,914	1,417,654

TiVo, Inc.(NON)			206,900	1,785,547

				6,815,879
Specialty retail (0.6%)

Sports Direct International PLC (United Kingdom)(NON)			215,410	1,826,404

				1,826,404
Technology hardware, storage, and peripherals (1.2%)

Casetek Holdings, Ltd. (Taiwan)			292,000	1,183,969

Lenovo Group, Ltd. (China)			1,296,000	1,305,956

Samsung Electronics Co., Ltd. (South Korea)			1,222	1,304,890

				3,794,815
Textiles, apparel, and luxury goods (1.4%)

Luxottica Group SpA (Italy)			46,506	3,031,698

Welspun India, Ltd. (India)			86,261	1,184,047

				4,215,745
Tobacco (0.8%)

Japan Tobacco, Inc. (Japan)			63,400	2,327,867

				2,327,867
Trading companies and distributors (1.1%)

Mitsubishi Corp. (Japan)			46,800	777,509

Wolseley PLC (United Kingdom)			46,938	2,551,496

				3,329,005
Transportation infrastructure (0.9%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)			500,000	2,642,669

				2,642,669
Water utilities (0.2%)

Sound Global, Ltd. (China)(F)(NON)(S)			899,000	650,713

				650,713
Wireless telecommunication services (2.9%)

Bharti Infratel, Ltd. (India)			361,827	2,331,412

China Mobile, Ltd. (China)			105,500	1,182,384

KDDI Corp. (Japan)			154,000	3,986,593

Vodafone Group PLC (United Kingdom)			368,635	1,192,364

				8,692,753

Total common stocks (cost $277,939,938)				$287,932,130

WARRANTS (0.8%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	$0.00	287,600	$989,876

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	342,000	1,436,762

Total warrants (cost $2,381,451)				$2,426,638

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, February 15, 2041(i)			$114,039	$136,458

U.S. Treasury Notes
2.125%, August 15, 2021(i)			121,000	123,436
1.375%, February 28, 2019(i)			112,000	112,456

Total U.S. treasury obligations (cost $372,350)				$372,350

SHORT-TERM INVESTMENTS (6.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.44%(d)		Shares	6,216,709	$6,216,709

Putnam Short Term Investment Fund 0.33%(AFF)		Shares	12,193,443	12,193,443

SSgA Prime Money Market Fund Class N 0.19%(P)		Shares	590,000	590,000

U.S. Treasury Bills 0.14%, April 28, 2016			$231,000	230,806

U.S. Treasury Bills 0.11%, April 21, 2016			110,000	109,932

U.S. Treasury Bills 0.07%, April 14, 2016			157,000	156,919

U.S. Treasury Bills 0.07%, April 7, 2016			33,000	32,987

U.S. Treasury Bills 0.13%, February 11, 2016			111,000	110,985

U.S. Treasury Bills 0.07%, February 4, 2016			111,000	110,990

U.S. Treasury Bills 0.05%, January 7, 2016			462,000	461,998

Total short-term investments (cost $20,214,945)				$20,214,769

TOTAL INVESTMENTS

Total investments (cost $300,908,684)(b)				$310,945,887

FORWARD CURRENCY CONTRACTS at 12/31/15 (aggregate face value $59,521,408) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	3/16/16	$858,983	$840,530	$18,453
Barclays Bank PLC
	Euro	Buy	3/16/16	3,299,738	3,229,818	69,920
	Hong Kong Dollar	Buy	2/17/16	2,596,409	2,596,363	46
	Japanese Yen	Buy	2/17/16	3,068,644	2,982,201	86,443
	Singapore Dollar	Buy	2/17/16	1,067,445	1,078,944	(11,499)
Citibank, N.A.
	Danish Krone	Buy	3/16/16	10,113,417	9,927,414	186,003
	Japanese Yen	Sell	2/17/16	3,968,615	4,045,351	76,736
Credit Suisse International
	Canadian Dollar	Sell	1/20/16	3,499,053	3,656,493	157,440
	Euro	Buy	3/16/16	109,088	106,759	2,329
	Japanese Yen	Buy	2/17/16	162,598	162,302	296
Deutsche Bank AG
	Australian Dollar	Buy	1/20/16	1,049,074	1,101,824	(52,750)
	British Pound	Sell	3/16/16	2,813,697	2,877,686	63,989
	Euro	Buy	3/16/16	1,591,678	1,557,346	34,332
HSBC Bank USA, National Association
	British Pound	Sell	3/16/16	1,920,521	1,964,748	44,227
	Canadian Dollar	Buy	1/20/16	1,222,916	1,203,645	19,271
	Euro	Buy	3/16/16	2,169,777	2,123,482	46,295
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/20/16	1,256,884	1,313,788	56,904
	Japanese Yen	Buy	2/17/16	1,577,201	1,574,755	2,446
	Norwegian Krone	Buy	3/16/16	745,337	762,564	(17,227)
	Singapore Dollar	Buy	2/17/16	1,483,239	1,498,726	(15,487)
	South Korean Won	Sell	2/17/16	2,858,460	2,893,013	34,553
	Swedish Krona	Buy	3/16/16	3,118,487	3,030,570	87,917
State Street Bank and Trust Co.
	British Pound	Sell	3/16/16	2,567,771	2,626,350	58,579
	Euro	Buy	3/16/16	187,256	82,274	104,982
	Israeli Shekel	Sell	1/20/16	220,296	225,478	5,182
	Japanese Yen	Buy	2/17/16	1,507,553	1,504,853	2,700
	Swedish Krona	Sell	3/16/16	1,328,536	1,314,871	(13,665)
UBS AG
	Australian Dollar	Buy	1/20/16	1,948,000	1,892,276	55,724
	Swiss Franc	Buy	3/16/16	451,142	409,899	41,243
WestPac Banking Corp.
	Japanese Yen	Sell	2/17/16	939,915	937,085	(2,830)

Total						$1,142,552

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $304,959,040.
(b)	The aggregate identified cost on a tax basis is $922,022,660, resulting in gross unrealized appreciation and depreciation of $34,793,791 and $645,870,564, respectively, or net unrealized depreciation of $611,076,773.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,876,413, or 0.9% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$6,973,787	$27,516,447	$22,296,791	$4,135	$12,193,443
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $6,216,709, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,878,803.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,084 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	19.4%
	Japan	17.7
	United States	11.9
	China	6.2
	Ireland	6.1
	France	5.5
	Switzerland	5.5
	Belgium	3.4
	India	3.1
	Germany	2.8
	Italy	2.7
	Spain	2.3
	Hong Kong	2.2
	Netherlands	1.8
	Canada	1.5
	Mexico	1.2
	Sweden	1.1
	South Korea	0.9
	Australia	0.9
	Norway	0.7
	Singapore	0.5
	Brazil	0.5
	Israel	0.5
	Other	1.6

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $5,011 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,830 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,283,078	$47,915,256	$1,301,001
Consumer staples	5,027,953	36,107,690	—
Energy	2,346,569	4,417,781	—
Financials	7,603,703	44,188,865	1,575,412
Health care	9,839,961	34,077,930	—
Industrials	3,366,754	28,401,434	—
Information technology	7,400,972	19,224,660	—
Materials	4,349,609	3,916,321	—
Telecommunication services	—	17,343,941	—
Utilities	—	6,243,240	—
Total common stocks	43,218,599	241,837,118	2,876,413
U.S. treasury obligations	—	372,350	—
Warrants	—	2,426,638	—
Short-term investments	12,783,443	7,431,326	—

Totals by level	$56,002,042	$252,067,432	$2,876,413

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,142,552	$—

Totals by level	$—	$1,142,552	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,256,010	$113,458
Equity contracts	2,426,638	—

Total	$3,682,648	$113,458

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$99,800,000
Warrants (number of warrants)		630,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$18,453	$156,409	$262,739	$160,065	$98,321	$109,793	$181,820	$171,443	$96,967	$—	1,256,010

	Total Assets	$18,453	$156,409	$262,739	$160,065	$98,321	$109,793	$181,820	$171,443	$96,967	$—	$1,256,010

	Liabilities:
	Forward currency contracts#	—	11,499	—	—	52,750	—	32,714	13,665	—	2,830	113,458

	Total Liabilities	$—	$11,499	$—	$—	$52,750	$—	$32,714	$13,665	$—	$2,830	$113,458

	Total Financial and Derivative Net Assets	$18,453	$144,910	$262,739	$160,065	$45,571	$109,793	$149,106	$157,778	$96,967	$(2,830)	$1,142,552
	Total collateral received (pledged)##†	$—	$136,458	$262,739	$150,000	$—	$109,793	$140,000	$123,436	$5,011	$—
	Net amount	$18,453	$8,452	$—	$10,065	$45,571	$—	$9,106	$34,342	$91,956	$(2,830)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 26, 2016